RELATED PARTY TRANSACTIONS - Balances with Major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Total	¥ 1,287,080	$ 181,281	¥ 1,060,987
Current liabilities:
Total	¥ 190,039	$ 26,766	¥ 147,003
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party	Related Party
Related Party | JD Group
Current assets:
Total	¥ 763,106		¥ 507,107
Current liabilities:
Total	133,018		92,119
Related Party | Walmart Group
Current assets:
Total	523,974		553,880
Current liabilities:
Total	¥ 57,021		¥ 54,884